Property and equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
General and administration expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 781	$ 812
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 2,469	$ 3,254